Derivative Instruments and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2023
Derivative Instruments and Hedging Activities [Abstract]
Schedule of Balance Sheet Classification And Fair Values of Derivative Instruments	The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:
		Fair Value		Notional Amount
		September 30,	December 31,	September 30,	December 31,
	Balance sheet location	2023	2022	2023	2022
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$58	$159	$41,202	$101,733
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	920	3	24,798	4,900
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(7)	(38)	15,962	16,751
Liability derivatives -Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	(2,129)	(1,640)	46,807	72,273
		$(1,158)	$(1,516)	$128,769	$195,657